Shareholder's equity - Subscribed capital (Details) € in Thousands	Jun. 30, 2025 EUR (€)	Apr. 23, 2025 shares	Jun. 30, 2024 EUR (€) shares	Jun. 30, 2024 $ / shares
Shareholder's equity
Subscribed capital | €	€ 2		€ 1
Number of shares outstanding		136,374,256	85,265,962
Nominal value per share | $ / shares				$ 0.000015
YOOX Net-a-Porter Group S.p.A (YNAP)
Shareholder's equity
Number of shares issued		49,741,342
Ownership percentage in reporting entity issued as consideration in business combination, post-issuance		33.00%